Earnings per share (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Earnings Per Share

	2018	2017	2016
Earnings/(loss) attributable to BHP shareholders (US$M)
- Continuing operations	6,652	6,375	(539)
- Total	3,705	5,890	(6,385)
Weighted average number of shares (Million)
- Basic	5,323	5,323	5,322
- Diluted	5,337	5,336	5,322
Basic earnings/(loss) per ordinary share (US cents)
- Continuing operations	125.0	119.8	(10.2)
- Total	69.6	110.7	(120.0)
Diluted earnings/(loss) per ordinary share (US cents)
- Continuing operations	124.6	119.5	(10.2)
- Total	69.4	110.4	(120.0)